Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Proved Oil and Gas Reserve Estimates - Additional Information (Detail)
bbl in Millions, MMBoe in Millions, MMBbls in Millions, Bcfe in Billions
	Dec. 31, 2022 MMBoe Bcfe MMBbls	Dec. 31, 2021 Bcfe MMBoe MMBbls	Dec. 31, 2020 Bcfe MMBoe MMBbls bbl	Dec. 31, 2019 MMBbls bbl
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBoe	18,926	18,844	18,202
Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBoe	18,661	18,550
Proved developed and undeveloped reserves | bbl			17,946	19,959
Crude oil and condensate [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	6,594	6,272	5,402
Crude oil and condensate [member] | Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	6,418	6,064	5,206	7,253
Crude oil and condensate [member] | Consolidated entities [member] | China's Mainland [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	5,696	5,286	4,375
Crude oil and condensate [member] | Consolidated entities [member] | Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	722	778	831
Natural gas [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	73,990	75,427	76,800
Natural gas [member] | Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	73,453	74,916
Proved developed and undeveloped reserves | bbl			76,437,000	76,236,000
Natural gas [member] | Consolidated entities [member] | China's Mainland [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	72,165	73,460	74,794
Natural gas [member] | Consolidated entities [member] | Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	1,288	1,456	1,643